FINANCIAL LIABILTIES (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial liabilities

		As of
US$ MILLIONS		Dec. 31, 2021	Dec. 31, 2020
Current:
Inflation swaps		$—	$23
Deferred consideration	(a)	995	—
Total current financial liabilities		$995	$23

Non-current:
Inflation swaps		$—	$46
Deferred consideration	(a)	—	962
Total non-current financial liabilities		$—	$1,008
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2020	—	—	$—
Share issuance(1)	46,349,323	1	1,765
Shares exchanged to units	(1,388,874)	—	(55)
Remeasurement of liability	—	—	511
Balance at December 31, 2020	44,960,449	1	$2,221
Share issuance(1)	28,130,103	—	1,776
Share issuance - BIPC Exchangeable LP Unit exchanges	371,327	—	23
Shares exchanged to units	(24,366)	—	(1)
Remeasurement of liability	—	—	447
Balance at December 31, 2021	73,437,513	1	$4,466
(1) During the year ended December 31, 2021, our company issued 2.1 million shares in exchange for net cash consideration of $128 million. The remaining shares were issued to subsidiaries of the partnership in exchange for non-cash consideration including loans receivable and settlements of loan payable.